CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 CNY (¥)	Sep. 30, 2018 CNY (¥)
Operating activities:
Net loss	¥ (1,533,641)	$ (225,881)	¥ (498,337)	¥ (499,922)
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Share-based compensation	16,045	2,363	8,173	2,252
Depreciation and amortization	263,038	38,741	215,075	152,311
Loss from disposal of property, plant and equipment	468,980	69,073
Accretion of interest expense	214	31	15,777	10,733
Fair value change of contingent earn-out liabilities	(97,417)	(14,348)	(42,404)	(6,164)
Deferred rent	(201,127)	(29,622)	57,550	182,275
Impairment loss	846,766	124,715	46,213	50,614
Changes in operating assets and liabilities:
Accounts receivable	(644)	(95)	(831)	(160)
Amounts due from related parties	5,419	798	8,940	(9,963)
Prepaid rent and deposit	146,913	21,638	49,762	(75,939)
Advances to suppliers	47,985	7,067	4,891	(2,393)
Other current assets	44,756	6,592	1,960	(21,498)
Other assets	(51,187)	(7,539)	(5,557)	(188)
Accounts payable	115,201	16,967	16,306	3,543
Amounts due to related parties	3,473	512	(29,098)	6,922
Deferred revenue	(127,947)	(18,845)	17,489	22,182
Deposits from tenants	(161,525)	(23,790)	49,878	32,168
Accrued expenses and other current liabilities	269,539	39,701	(3,976)	36,179
Net cash (used in) provided by operating activities	54,841	8,078	(88,189)	(117,048)
Investing activities:
Purchases of property and equipment	(99,172)	(14,606)	(341,708)	(674,298)
Payment for asset acquisition (Note 8)	(39,498)	(5,800)
Purchases of intangible assets			(613)
Cash payment for renovation			(29,078)
Reimbursement received for renovation payment			11,971
Collection of amount due from related parties			7,978
Net cash used in investing activities	(138,670)	(20,406)	(351,450)	(674,298)
Financing activities:
Proceeds from issuance of ordinary shares				3
Proceeds from IPO, net off issuance cost of RMB 29,289	289,027	44,534
Proceeds from issuance of convertible notes	163,565	24,018
Payment for repurchase of ADS from certain investors into treasury shares	(248,859)	(36,653)
Proceeds from short-term bank borrowings	351,046	51,703	84,000	100,000
Repayment of short-term bank borrowings	(65,000)	(9,573)	(79,000)	(49,000)
Proceeds from long-term bank borrowings	150,000	22,093	170,000
Repayment of long-term bank borrowings	(122,548)	(18,049)	(49,137)	(108,130)
Proceeds from rental installment loans	258,097	38,014	1,084,324	1,886,187
Repayment of rental installment loans	(924,171)	(136,116)	(1,442,810)	(1,523,136)
Acquisition of non-controlling interest			(8,000)
Proceeds from issuance of preferred shares, net of issuance costs			530,002	185,132
Proceeds from capital lease and other financing arrangement payable	65,415	9,635	327,584	54,722
Repayment of capital lease and other financing arrangement payable	(51,496)	(7,585)	(47,394)	(6,250)
Net cash provided by (used in) financing activities	(134,924)	(17,979)	569,569	539,528
Effect of foreign exchange rate changes	(295)	(104)	2,132	3,455
Net (decrease) increase in cash, cash equivalents and restricted cash	(219,048)	(30,411)	132,062	(248,363)
Cash, cash equivalents and restricted cash at the beginning of the year	250,814	35,090	118,752	367,115
Cash, cash equivalents and restricted cash at the end of the year	31,766	4,679	250,814	118,752
Supplemental disclosure of cash flow information:
Interest paid, net of amounts capitalized	(16,628)	(2,449)	(79,601)	(68,636)
Income taxes paid	(90)	(13)	(57)	(1,222)
Reconciliation to amounts on the consolidated balance sheets:
Total cash, cash equivalents and restricted cash	31,766	4,679	250,814	118,752
Supplemental schedule of non-cash investing and financing activities:
Purchases of property and equipment included in payables	(97,835)	(14,410)	(253,447)	¥ (411,451)
Acquisition of rental assets financed by ADS (Note 4)	(22,540)	(3,320)
Asset acquisition financed by payables and ADS (Note 8)	(455,541)	(65,873)
Purchases of property and equipment included in new capital lease			¥ (21,279)
Conversion of Series A non-redeemable preferred shares and mezzanine into ordinary shares	(1,425,478)	(209,950)
Issuance of convertible notes to repurchase ADS from an investor	¥ 49,251	$ 7,232